Transactions with associates companies - Key executives' compensation (Details) - Key management personnel of entity or parent [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions with associates companies [Line Items]
Directors remuneration	$ 1,797	$ 1,746
Salaries	856	1,020
Provision for bonus to officers	5,828	6,205
Total compensation	8,481	8,971
Disbursement of salaries	11,586	12,690
Disbursement of directors' compensations	1,797	1,746
Key management personnel compensation	$ 13,383	$ 14,436